UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2009

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             NOTTINGHAM ADVISORS INC.
ADDRESS:          500 ESSJAY RD. SUITE 220
                  WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

 KATHY STROHMEYER                 WILLIAMSVILLE, NY               08/11/09
------------------                -----------------             --------------
   [Signature]                      [City, State]                  [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              77

Form 13F Information Table Value Total:              $162,621
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]

Nottingham Advisors
FORM 13F
                                        30-Jun-09

                                                                                                                 VOTING AUTHORITY
                                                              VALUE    SHARES/    SH/  PUT/ INVSTMT  OTHER
NAME OF ISSUER                    TITLE OF CLASS   CUSIP      (X$1000) PRN AMT    PRN  CALL DSCRETN  MANAGERS  SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Abiomed Inc.                     COM               003654100    1106       125341 SH         Sole                  125341
America Movil ADR                COM               02364W105    1232        31827 SH         Sole                   31827
AngioDynamics Inc.               COM               03475V101     892        67232 SH         Sole                   67232
Apple Computer                   COM               037833100    2191        15385 SH         Sole                   15385
Biosensors International Group   COM               G11325100      40       128000 SH         Sole                  128000
Boston Scientific Corp.          COM               101137107     300        29586 SH         Sole                   29586
Cameco Corp.                     COM               13321L108    1416        55314 SH         Sole                   55314
Cardionet, Inc.                  COM               14159L103     889        54472 SH         Sole                   54472
Cisco Systems Inc.               COM               17275R102    1187        63651 SH         Sole                   63651
Conocophillips                   COM               20825C104    1043        24793 SH         Sole                   24793
Exxon Mobil Corp.                COM               30231G102     831        11887 SH         Sole                   11887
General Electric Co.             COM               369604103    1216       103756 SH         Sole                  103756
Heartland Oil & Gas Corp.        COM               42235Q200       0        10000 SH         Sole                   10000
ICO Therapeutics Inc             COM               45107J105      12        33682 SH         Sole                   33682
Johnson & Johnson                COM               478160104     322         5674 SH         Sole                    5674
Kraft Foods Inc - A              COM               50075N104     990        39072 SH         Sole                   39072
M&T Bank Corp.                   COM               55261F104    1339        26295 SH         Sole                   26295
Microsoft Inc.                   COM               594918104     540        22718 SH         Sole                   22718
Moog Inc. Cl. A                  COM               615394202    1287        49850 SH         Sole                   49850
NMT Medical Inc.                 COM               629294109     416       188925 SH         Sole                  188925
Naturalnano Inc.                 COM               63901A105       2       103400 SH         Sole                  103400
Synergetics USA Inc.             COM               87160G107     116        94271 SH         Sole                   94271
Trans1 Inc.                      COM               89385X105    1822       292391 SH         Sole                  292391
Urologix Inc.                    COM               917273104     246       198158 SH         Sole                  198158
Waste Management Inc.            COM               94106L109    1249        44367 SH         Sole                   44367
DB Commodity Index Tracking Fd                     73935S105    5959       263427 SH         Sole                  263427
Financial Select Sector SPDR                       81369Y605     162        13560 SH         Sole                   13560
Market Vectors Steel Index                         57060u308    2358        55965 SH         Sole                   55965
PowerShares QQQ Nasdaq 100                         73935A104     204         5598 SH         Sole                    5598
Powershares Global Water Portf                     73935X575    2681       182145 SH         Sole                  182145
S & P Mid-Cap 400 Dep Rcpts                        595635103   10486        99681 SH         Sole                   99681
S&P 500 Dep Receipt                                78462F103     365         3970 SH         Sole                    3970
SPDR FTSE/Macquarie Global Inf                     78463X855    3136        84235 SH         Sole                   84235
SPDR Gold Trust                                    78463V107    4752        52115 SH         Sole                   52115
Vanguard Emerging Markets ETF                      922042858    4751       149294 SH         Sole                  149294
Vanguard Mid-Cap VIPERS ETF                        922908629    3128        66825 SH         Sole                   66825
iShares MSCI Canada Index                          464286509    3434       160298 SH         Sole                  160298
iShares MSCI EAFE Index                            464287465   18605       406137 SH         Sole                  406137
iShares MSCI Emerging Markets                      464287234    4174       129503 SH         Sole                  129503
iShares Russell 1000 Growth In                     464287614   21542       525038 SH         Sole                  525038
iShares Russell 1000 Value Ind                     464287598   17888       375885 SH         Sole                  375885
iShares Russell 2000 Growth In                     464287648     401         7076 SH         Sole                    7076
iShares Russell 2000 Value Ind                     464287630     355         7622 SH         Sole                    7622
iShares Russell Midcap Growth                      464287481     550        15088 SH         Sole                   15088
iShares Russell Midcap Value I                     464287473     494        17033 SH         Sole                   17033
iShares S&P 500 Value Index Fd                     464287408     232         5312 SH         Sole                    5312
iShares S&P Europe 350                             464287861     290         9245 SH         Sole                    9245
iShares S&P Global Healthcare                      464287325    3678        85234 SH         Sole                   85234
iShares S&P Global Infrastruct                     464288372     455        15575 SH         Sole                   15575
iShares S&P Midcap 400 Index                       464287507     218         3767 SH         Sole                    3767
iShares S&P Small Cap 600 Inde                     464287804   11403       256642 SH         Sole                  256642
iShares S&P U.S. Preferred Sto                     464288687    2828        87980 SH         Sole                   87980
Aim Intl Small Company Fd Cl A                     008879561     525    43166.713 SH         Sole                43166.71
Aim Real Estate Fund Cl A                          00142C565     729    58203.059 SH         Sole                58203.06
Allianz CCM Capital Appreciati                     018918128     797    66945.055 SH         Sole                66945.06
Credit Suisse Commodity Return                     22544R305     650    81220.594 SH         Sole                81220.59
Davis New York Venture Fund A                      239080104    1086    43234.685 SH         Sole                43234.69
Dodge & Cox Intl Stock Fund                        256206103     513    20172.201 SH         Sole                 20172.2
Dreyfus Appreciation Fund Inc.                     261970107     762    26903.576 SH         Sole                26903.58
Dreyfus Premier Tax Managed Gr                     261978381     230    16965.624 SH         Sole                16965.62
JP Morgan Mid Cap Value Fund C                     339128308     512    33602.873 SH         Sole                33602.87
Janus Advisor Forty Fund                           47102R405    1362    51734.894 SH         Sole                51734.89
Keeley Small Cap Value Cl. A                       487300501     603    37548.848 SH         Sole                37548.85
Lazard Emerging Markets Portfo                     52106N764     332     22927.17 SH         Sole                22927.17
Longleaf Partners Fund                             543069108    1067    54834.334 SH         Sole                54834.33
MFS Series Tr I - MFS Value Fu                     552983801     401    22637.894 SH         Sole                22637.89
MFS Series Trust I Research                        552983512     763     66405.75 SH         Sole                66405.75
Neuberger Berman Genesis Adv                       64122m605     438    23211.142 SH         Sole                23211.14
Neuberger Berman Small Cap Gro                     640917803     157    11500.802 SH         Sole                 11500.8
Van Kampen Mid Cap Growth Fund                     92113A702     317    17379.559 SH         Sole                17379.56
Boston Scientific Corp.                            101137107     217        21363 SH         Sole                   21363
Community Bank N.A.                                203607106    5063       347735 SH         Sole                  347735
Converge Global                                    21247K104       1        10000 SH         Sole                   10000
General Electric Co.                               369604103     151        12850 SH         Sole                   12850
Goldspring Inc.                                    381536101       6       475000 SH         Sole                  475000
Schlumberger                                       806857108     325         6000 SH         Sole                    6000
Trans1 Inc.                                        89385X105     404        64886 SH         Sole                   64886
REPORT SUMMARY                            77    DATA RECORDS  162621                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
